COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of the future minimum lease payments
2016	$ 127,925
2017	127,200
2018	127,200
2019	90,000
2020	90,000
2021	$ 67,500
Lease expiration period	Sep. 30, 2021
Rent expense	$ 198,733	$ 71,231